Alfred Ayensu-Ghartey
Vice President and
Associate General Counsel
(212) 314-2777
Alfred.Ayensu-Ghartey@equitable.com

VIA EDGAR

May 1, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company
Separate Account FP
File Nos. 333-103202 and 811-04335
CIK 0000771726

CERTIFICATION PURSUANT TO

RULE 497(j) OF THE

SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105